UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brad Bailey
Title:  Chief Financial Officer
Phone:  630-717-2723

Signature,  Place,  and  Date  of  Signing:

/s/ Brad Bailey                    Warrenville, IL                    2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $       98,646
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14129             Kelly Cardwell
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AVID TECHNOLOGY INC          COM            05367P100    2,033   238,337 SH       DEFINED    1          238,337      0    0
BELO CORP                    COM SER A      080555105   17,634 2,798,982 SH       DEFINED    1        2,798,982      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108   12,853       112 SH       DEFINED    1              112      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    4,578    60,000 SH       DEFINED    1           60,000      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      219    75,610 SH       DEFINED    1           75,610      0    0
COMVERSE TECHNOLOGY INC      COM            205862402      346    50,404 SH       DEFINED    1           50,404      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      223    58,708 SH       DEFINED    1           58,708      0    0
DELEK US HLDGS INC           COM            246647101      374    32,776 SH       DEFINED    1           32,776      0    0
FISHER COMMUNICATIONS INC    COM            337756209    1,009    34,981 SH       DEFINED    1           34,981      0    0
HALLIBURTON CO               COM            406216101    3,869   112,100 SH       DEFINED    1          112,100      0    0
HARVARD BIOSCIENCE INC       COM            416906105    7,991 2,064,793 SH       DEFINED    1        2,064,793      0    0
HOLLYFRONTIER CORP           COM            436106108      536    22,913 SH       DEFINED    1           22,913      0    0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105    1,091   317,156 SH       DEFINED    1          317,156      0    0
MICROSOFT CORP               COM            594918104   16,351   629,861 SH       DEFINED    1          629,861      0    0
MICROSOFT CORP               COM            594918104    4,296   165,500     CALL DEFINED    1          165,500      0    0
NAUTILUS INC                 COM            63910B102       20    11,682 SH       DEFINED    1           11,682      0    0
NEWMARKET CORP               COM            651587107    1,981    10,000     PUT  DEFINED    1           10,000      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    6,575   838,649 SH       DEFINED    1          838,649      0    0
ORBIT INTL CORP              COM NEW        685559304       75    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    2,024 1,059,626 SH       DEFINED    1        1,059,626      0    0
QUAD / GRAPHICS INC          COM CL A       747301109    4,587   319,868 SH       DEFINED    1          319,868      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108      502   222,984 SH       DEFINED    1          222,984      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    3,038   622,603 SH       DEFINED    1          622,603      0    0
THQ INC                      COM NEW        872443403    1,801 2,369,844 SH       DEFINED    1        2,369,844      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    4,642   317,100 SH       DEFINED    1          317,100      0    0


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